CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2014
Customers with Greater than 10% of Net Revenues and Outstanding Accounts Receivable

The following table summarizes all customers that contributed greater than 10% of net revenues:

	Year Ended December 31,
Name of Customer	2012	2013	2014
Customer A	16.2%	11.4%	*

*	Less than 10%

The following table summarizes all customers with greater than 10% of outstanding accounts receivable:

	Year Ended December 31,
Name of Customer	2012	2013	2014
Customer A	15.9%	10.1%	*

*	Less than 10%